Acquisitions (Details) - Schedule of preliminary analysis for the Asien's purchase	12 Months Ended
Dec. 31, 2021 USD ($)
Asien’s Acquisition [Member]
Purchase Consideration at fair value:
Common shares	$ 1,037,500
Notes payable, net of debt discount	855,000
Net cash paid to Seller (post-closing)	233,000
Amount of consideration	2,125,500
Assets acquired and liabilities assumed at fair value
Cash	1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Other current assets	41,427
Property and equipment	157,052
Customer related intangibles	462,000
Marketing related intangibles	547,000
Accounts payable and accrued expenses	(280,752)
Customer deposits	(2,405,703)
Notes payable	(509,272)
Other liabilities	(23,347)
Net tangible assets acquired	1,182,925
Total net assets acquired	1,182,925
Consideration paid	2,125,500
Goodwill	942,575
Kyle’s Acquisition [Member]
Purchase Consideration at fair value:
Common shares	3,675,000
Notes payable, net of debt discount	498,979
Cash	4,389,792
Amount of consideration	8,563,771
Assets acquired and liabilities assumed at fair value
Cash	130,000
Accounts receivable	385,095
Costs in excess of billings	122,016
Other current assets	13,707
Property and equipment	200,737
Customer related intangibles	2,727,000
Marketing related intangibles	294,000
Accounts payable and accrued expenses	(263,597)
Billings in excess of costs	(43,428)
Other liabilities	(49,000)
Net tangible assets acquired	3,516,530
Total net assets acquired	3,516,530
Consideration paid	8,563,771
Goodwill	5,047,241
Wolo Acquisition [Member]
Purchase Consideration at fair value:
Notes payable, net of debt discount	850,000
Cash	6,550,000
Net cash paid to Seller (post-closing)	944,056
Amount of consideration	8,344,056
Assets acquired and liabilities assumed at fair value
Cash	1,171,655
Accounts receivable	1,860,107
Inventories	1,944,929
Other current assets	218,154
Deferred tax liabilities	(325,000)
Customer related intangibles	233,000
Marketing related intangibles	992,000
Technology related intangibles	623,000
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	6,606,403
Total net assets acquired	6,606,403
Consideration paid	8,344,056
Goodwill	1,737,653
H&I Acquisition [Member]
Purchase Consideration at fair value:
Notes payable, net of debt discount	4,753,673
Cash	10,687,500
Amount of consideration	15,441,173
Assets acquired and liabilities assumed at fair value
Cash	208,552
Accounts receivable	1,042,194
Inventories	1,848,729
Contract assets	367,177
Other current assets	80,771
Deferred tax liabilities	(1,670,000)
Lease liabilities	(856,377)
Financing leases	(18,600)
Loans payable	(204,399)
Property and equipment	610,882
Operating lease assets	831,951
Other assets
Customer related intangibles	4,843,000
Marketing related intangibles	1,610,000
Accounts payable and accrued expenses	(1,207,424)
Contract liabilities	(3,770,081)
Net tangible assets acquired	3,716,375
Total net assets acquired	3,716,375
Consideration paid	15,441,173
Goodwill	$ 11,724,798